Unites States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-23112

Janus Detroit Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.
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Janus Henderson SG Global Quality Income ETF

Schedule of Investments (unaudited)

July 31, 2017

	Shares	Value

Common Stocks - 100.0%
Air Freight & Logistics - 1.3%
Deutsche Post AG	16,009	$619,088
Auto Components - 1.3%
Nokian Renkaat OYJ	14,788	601,161
Chemicals - 1.3%
BASF SE	6,543	621,687
Construction & Engineering - 1.3%
Skanska AB - Class B	26,951	611,716
Diversified Telecommunication Services - 14.9%
AT&T, Inc.	17,225	671,775
BCE, Inc.	13,744	643,156
Elisa OYJ	15,847	649,629
Proximus SADP	17,522	613,453
Singapore Telecommunications, Ltd.	222,100	649,673
Spark New Zealand, Ltd.	222,413	625,328
Swisscom AG	1,290	631,998
Telia Co. AB	133,837	627,900
Telstra Corp., Ltd.	187,159	612,616
TELUS Corp.	17,852	642,818
Verizon Communications, Inc.	14,341	694,104

		7,062,450
Electric Utilities - 17.6%
American Electric Power Co., Inc.	9,134	644,312
CLP Holdings, Ltd.	59,500	634,223
Duke Energy Corp.	7,481	636,783
Endesa SA	27,553	650,025
Fortis, Inc.	18,002	654,409
Fortum OYJ	37,854	616,785
Great Plains Energy, Inc.	20,956	646,702
Hydro One, Ltd.	35,166	628,773
OGE Energy Corp.	18,110	649,425
Power Assets Holdings, Ltd.	70,500	698,668
PPL Corp.	16,659	638,539
Red Electrica Corp. SA	29,967	640,200
SSE PLC	34,000	618,121

		8,356,965
Food & Staples Retailing - 1.3%
Wesfarmers, Ltd.	19,508	634,338
Food Products - 1.3%
Tate & Lyle PLC	71,027	629,250
Hotels, Restaurants & Leisure - 5.3%
Crown Resorts, Ltd.	64,378	653,760
Las Vegas Sands Corp.	10,267	632,550
Six Flags Entertainment Corp.	10,698	608,395
Tabcorp Holdings, Ltd.	185,881	620,304

		2,515,009
Household Durables - 2.7%
Garmin, Ltd.	12,414	623,059
Persimmon PLC	20,290	669,803

		1,292,862
Marine - 1.4%
Kuehne & Nagel International AG	3,770	657,997
Media - 4.1%
Mediaset Espana Comunicacion S.A.	52,015	653,119
Shaw Communications, Inc. - Class B	28,799	639,287
Sky PLC	49,428	628,827

		1,921,233
Multi-Utilities - 6.6%
AGL Energy, Ltd.	32,074	617,111
CenterPoint Energy, Inc.	22,796	642,619
Dominion Energy, Inc.	8,195	632,490

	Shares	Value

Common Stocks - (continued)
Multi-Utilities - (continued)
NorthWestern Corp.	10,491	606,275

		3,134,857
Oil, Gas & Consumable Fuels - 14.8%
Caltex Australia, Ltd.	25,280	628,477
Chevron Corp.	5,990	654,048
Enagas SA	22,891	644,620
Exxon Mobil Corp.	7,703	616,548
Galp Energia SGPS SA	40,714	649,945
Inter Pipeline, Ltd.	31,748	625,034
Pembina Pipeline Corp.	18,666	634,216
Repsol SA	39,566	660,540
Total SA	12,693	642,899
TransCanada Corp.	12,542	638,859
Woodside Petroleum, Ltd.	26,735	622,601

		7,017,787
Pharmaceuticals - 7.8%
AbbVie, Inc.	8,587	600,317
GlaxoSmithKline PLC	29,785	594,699
Novartis AG	7,569	646,407
Pfizer, Inc.	18,741	621,452
Roche Holding AG	2,481	629,732
Sanofi	6,477	616,409

		3,709,016
Road & Rail - 4.0%
Aurizon Holdings, Ltd.	149,936	600,901
ComfortDelGro Corp., Ltd.	375,900	639,795
MTR Corp., Ltd.	109,500	633,013

		1,873,709
Tobacco - 5.0%
Altria Group, Inc.	8,488	551,465
Imperial Brands PLC	13,694	563,269
Japan Tobacco, Inc.	18,400	638,451
Philip Morris International, Inc.	5,264	614,361

		2,367,546
Transportation Infrastructure - 5.3%
Abertis Infraestructuras SA	33,204	653,372
Macquarie Infrastructure Corp.	8,112	614,971
Sydney Airport	115,346	619,742
Transurban Group	69,584	633,853

		2,521,938
Wireless Telecommunication Services - 2.7%
Freenet AG	19,070	641,455
NTT DoCoMo, Inc.	26,700	619,323

		1,260,778

Total Common Stocks (cost $45,506,569)		47,409,387

Investment Companies - 0.7%
Money Markets - 0.7%
State Street Institutional U.S. Government Money Market Fund (cost $348,486)	348,486	348,486

Total Investments (total cost $45,855,055) - 100.7%		47,757,873

Liabilities, net of Cash, Receivables and Other Assets - (0.7%)		(347,325)

Net Assets - 100%		$47,410,548

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$12,325,617	25.8%
Australia	6,243,703	13.1
Canada	5,106,552	10.7
United Kingdom	4,340,331	9.1
Spain	3,901,876	8.2
Switzerland	3,189,193	6.7
Hong Kong	1,965,904	4.1
Germany	1,882,230	3.9
Finland	1,867,575	3.9
Singapore	1,289,468	2.7

France	1,259,308	2.6
Japan	1,257,774	2.6
Sweden	1,239,616	2.6
Portugal	649,945	1.4
New Zealand	625,328	1.3
Belgium	613,453	1.3
Total	$47,757,873	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2017. Unless otherwise indicated, all information in the table is for the period ended July 31, 2017.

	Share Balance at 10/31/16	Purchases	Sales	Share Balance at 7/31/17	Realized Gain/(Loss)	Dividend Income	Value at 7/31/17
Janus Cash Collateral Fund LLC	-	5,861,702	(5,861,702)	-	$-	$7,506(1)	$-

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$47,409,387	$—	$—
Investment Companies	—	348,486	—

Total Assets	$47,409,387	$348,486	$—

Organization and Significant Accounting Policies

Janus Henderson SG Quality Income ETF (formerly named Janus SG Quality Income ETF) (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index ("Underlying Index") which is designed to track the stocks of quality companies globally with attractive and sustainable dividends. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings.

Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of July 31, 2017.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$45,861,745	$2,317,966	$(421,838)	$1,896,128

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

In approving the Fund’s initial investment advisory agreement on October 24, 2016, the Fund’s Board of Trustees also considered the potential post-Merger ownership structure of Janus Capital and have approved a contract (the “Post-Merger Advisory Agreement”) identical in all material respects to the initial investment advisory agreement that will take effect upon the completion of the Merger.

The Post-Merger Advisory Agreement took effect upon the consummation of the Merger on May 30, 2017. In connection with the Merger, the Fund’s name was changed to Janus Henderson SG Global Quality Income ETF effective June 5, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

July 31, 2017

	Principal Amounts	Value

Corporate Bonds - 90.4%
Asset-Backed Securities - 1.4%
American Tower Trust I, 1.5510%, 3/15/43 (144A)	$350,000	$349,437
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	327,000	321,974
Conn Funding II LP, 2.7300%, 5/15/20 (144A)	72,528	72,614
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	484,000	484,382

		1,228,407
Basic Materials - 1.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 1.7000%, 5/1/18 (144A)	253,000	253,268
Incitec Pivot Finance LLC, 6.0000%, 12/10/19 (144A)	250,000	266,916
Sherwin-Williams Co., 2.2500%, 5/15/20	1,000,000	1,006,633

		1,526,817
Communications - 5.6%
Alibaba Group Holding, Ltd., 1.7204%, 11/28/17‡	500,000	499,780
Cellnex Telecom SA, 2.3750%, 1/16/24	100,000	121,392
Deutsche Telekom International Finance B.V., 1.8836%, 1/17/20 (144A) ‡	700,000	702,402
eBay, Inc., 2.2000%, 8/1/19	100,000	100,586
eBay, Inc., 2.1811%, 1/30/23‡	1,200,000	1,206,932
Optus Finance Pty Ltd., 4.6250%, 10/15/19	700,000	734,568
Telstra Corp., Ltd., 7.7500%, 7/15/20	500,000	455,684
Walt Disney Co., 1.6081%, 3/4/22‡	930,000	934,949

		4,756,293
Consumer, Cyclical - 7.9%
American Honda Finance Corp., 1.4584%, 11/19/18‡	600,000	601,677
American Honda Finance Corp., 1.5218%, 2/14/20‡	350,000	351,041
CVS Health Corp., 2.1250%, 6/1/21	903,000	897,313
Daimler Finance North America LLC, 1.4212%, 11/5/18 (144A) ‡	500,000	500,114
Daimler Finance North America LLC, 1.5000%, 7/5/19 (144A)	175,000	173,556
Daimler Finance North America LLC, 1.9321%, 1/6/20 (144A) ‡	900,000	904,375
General Motors Financial Co., Inc., 2.8539%, 1/14/22‡	500,000	511,134
Hyundai Capital America, 2.7500%, 9/27/26 (144A)	1,000,000	930,841
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)	400,000	399,893
Nissan Motor Acceptance Corp., 1.6935%, 7/13/20 (144A) ‡	600,000	600,153
Toyota Motor Credit Corp., 1.5641%, 1/9/19‡	900,000	902,569

		6,772,666
Consumer, Non-cyclical - 8.0%
Allergan Funding SCS, 2.3500%, 3/12/18	600,000	602,529
Becton Dickinson and Co., 2.2525%, 6/6/22‡	900,000	905,778
Cardinal Health, Inc., 1.9981%, 6/15/22‡	900,000	904,618
Constellation Brands, Inc., 2.7000%, 5/9/22	486,000	489,241
Molson Coors Brewing Co., 2.2500%, 3/15/20 (144A)	400,000	401,272
Molson Coors Brewing Co., 2.2500%, 3/15/20	387,000	388,231
Sysco Corp., 2.6000%, 6/12/22	763,000	768,879
Transurban Finance Co. Pty Ltd., 3.3750%, 3/22/27 (144A)	150,000	146,928
Wesfarmers, Ltd., 1.8740%, 3/20/18	400,000	400,564
Wesfarmers, Ltd., 6.2500%, 3/28/19	800,000	675,812
WSO Finance Pty Ltd., 3.5000%, 7/14/23	1,400,000	1,107,114

		6,790,966
Diversified - 0.9%
Hutchison Whampoa Finance CI, Ltd., 7.4500%, 8/1/17	300,000	300,005
Hutchison Whampoa International, Ltd., 7.6250%, 4/9/19	100,000	108,891
Hutchison Whampoa International, Ltd., 5.7500%, 9/11/19 (144A)	350,000	375,382

		784,278
Energy - 4.2%
Canadian Natural Resources, Ltd., 1.7500%, 1/15/18	100,000	99,981
Harvest Operations Corp., 2.1250%, 5/14/18	200,000	200,016
Korea National Oil Corp., 1.8933%, 3/27/20‡	800,000	799,983
Korea National Oil Corp., 2.8750%, 3/27/22 (144A)	400,000	402,670
Sinopec Group Overseas Development 2013, Ltd., 2.5000%, 10/17/18	500,000	502,396
Sinopec Group Overseas Development 2014, Ltd., 2.7500%, 4/10/19	250,000	252,122
Sinopec Group Overseas Development 2016, Ltd., 1.7500%, 9/29/19 (144A)	750,000	741,966
	Principal Amounts	Value

Corporate Bonds - (continued)
Energy - (continued)
Sinopec Group Overseas Development 2017, Ltd., 2.3750%, 4/12/20 (144A)	$600,000	$601,559

		3,600,693

Financial - 47.4%
Ally Financial, Inc., 3.2500%, 2/13/18	897,000	901,476
Ally Financial, Inc., 8.0000%, 12/31/18	100,000	107,625
American Express Co., 1.9206%, 8/1/22‡,(a)	900,000	901,774
Australia & New Zealand Banking Group, Ltd., 1.9494%, 9/23/19 (144A) ‡	600,000	603,869
Australia & New Zealand Banking Group, Ltd., 1.6784%, 8/19/20 (144A) ‡	250,000	250,597
Australia & New Zealand Banking Group, Ltd., 3.4500%, 8/8/22‡	500,000	500,150
Bank Nederlandse Gemeenten NV, 1.5000%, 2/15/19 (144A)	350,000	349,671
Bank Nederlandse Gemeenten NV, 1.8750%, 6/11/19	700,000	703,388
Bank of America Corp., 2.3572%, 3/22/18‡	400,000	402,364
Bank of America Corp., 2.7261%, 4/19/21‡	300,000	308,923
Bank of America Corp., 3.2850%, 8/5/21‡	300,000	243,540
Bank of America Corp., 2.4669%, 1/20/23‡	350,000	354,080
Bank of Montreal, 1.6856%, 6/15/20‡	1,400,000	1,401,995
Bank of Nova Scotia, 1.8596%, 3/7/22‡	500,000	500,263
Bank of Nova Scotia, 2.7000%, 3/7/22	500,000	505,526
Bank of Queensland, Ltd., 2.8050%, 11/6/19‡	800,000	640,224
Bank of Queensland, Ltd., 2.8600%, 10/26/20‡	500,000	400,524
Bear Stearns Cos. LLC, 6.4000%, 10/2/17	253,000	255,027
Bendigo & Adelaide Bank, Ltd., 4.5250%, 12/9/26	200,000	164,347
BNZ International Funding, Ltd., 2.3500%, 3/4/19 (144A)	800,000	805,066
CBOE Holdings, Inc., 3.6500%, 1/12/27	350,000	356,327
Citigroup, Inc., 2.1496%, 6/7/19‡	100,000	100,954
Citigroup, Inc., 2.0941%, 1/10/20‡	850,000	856,939
Citigroup, Inc., 2.2890%, 12/8/21‡	250,000	253,493
Citigroup, Inc., 2.2744%, 4/25/22‡	750,000	754,675
Citizens Bank NA, 1.7500%, 3/2/20‡	400,000	400,055
Citizens Bank NA, 1.7676%, 5/26/20‡	600,000	600,665
Commonwealth Bank of Australia, 4.3800%, 6/3/26‡	1,300,000	1,077,235
Commonwealth Bank of Australia, 3.3750%, 10/20/26‡	500,000	499,975
Cooperatieve Rabobank UA, 2.1341%, 1/10/22‡	900,000	909,624
DBS Bank, Ltd., 3.6250%, 9/21/22 (144A) ‡	500,000	501,030
DBS Group Holdings, Ltd., 1.7090%, 6/8/20 (144A) ‡	800,000	800,881
DEXUS Finance Pty Ltd., 5.7500%, 9/10/18	100,000	82,616
DEXUS Finance Pty Ltd., 4.2000%, 11/9/22	200,000	163,951
First Republic Bank, 2.5000%, 6/6/22	1,300,000	1,298,378
GAIF Bond Issuer Pty Ltd., 5.5000%, 3/20/18	900,000	731,747
GAIF Bond Issuer Pty Ltd., 3.4000%, 9/30/26 (144A)	100,000	98,162
General Property Trust, 3.5910%, 11/7/23	600,000	473,472
Goldman Sachs Group, Inc., 2.0364%, 12/13/19‡	500,000	503,977
Goldman Sachs Group, Inc., 2.2681%, 6/5/23‡	650,000	653,065
International Lease Finance Corp., 3.8750%, 4/15/18	1,006,000	1,019,314
JPMorgan Chase & Co., 2.3500%, 1/28/19	800,000	807,402
JPMorgan Chase & Co., 2.5161%, 10/29/20‡	250,000	255,646
JPMorgan Chase & Co., 1.8818%, 6/1/21‡	600,000	601,673
Macquarie Bank, Ltd., 2.4311%, 7/29/20 (144A) ‡	1,000,000	1,016,789
Morgan Stanley, 3.7018%, 8/31/17‡	205,000	203,206
Morgan Stanley, 2.1250%, 4/25/18	600,000	601,922
Morgan Stanley, 2.1625%, 1/24/19‡	100,000	100,797
Morgan Stanley, 1.9818%, 2/14/20‡	353,000	354,476
Morgan Stanley, 2.4869%, 1/20/22‡	350,000	353,493
Morgan Stanley, 2.7125%, 10/24/23‡	400,000	407,872
National Australia Bank, Ltd., 3.5700%, 3/26/25‡	650,000	524,797
National Australia Bank, Ltd., 4.1200%, 9/21/26‡	1,000,000	822,866
Nederlandse Waterschapsbank NV, 1.7500%, 9/5/19	700,000	700,753
Nissan Financial Services Australia Pty Ltd., 2.5000%, 9/6/19	250,000	198,695
Nordea Bank AB, 1.6718%, 5/29/20 (144A) ‡	400,000	401,776
Nordea Bank AB, 2.5000%, 9/17/20 (144A)	200,000	202,243
Oversea-Chinese Banking Corp., Ltd., 4.0000%, 10/15/24‡	250,000	256,904
	Principal Amounts	Value

Corporate Bonds - (continued)
Financial – (continued)
Royal Bank of Canada, 1.7911%, 7/29/19‡	$200,000	$200,954
Royal Bank of Canada, 3.0400%, 7/17/24‡	800,000	648,393
Scentre Group Trust 1 / Scentre Group Trust 2, 2.3750%, 11/5/19 (144A)	500,000	501,408
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21	600,000	482,216
Simon Property Group LP, 2.3500%, 1/30/22	500,000	498,428
Simon Property Group LP, 2.6250%, 6/15/22	780,000	788,401
Sumitomo Mitsui Trust Bank, Ltd., 2.0500%, 3/6/19 (144A)	400,000	400,856
Toronto-Dominion Bank, 2.1250%, 7/2/19	800,000	806,788
Toronto-Dominion Bank, 2.5000%, 12/14/20	800,000	812,374
United Overseas Bank, Ltd., 2.8750%, 10/17/22‡	500,000	500,935
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.7500%, 9/15/17 (144A)	350,000	350,022
Wells Fargo & Co., 2.2296%, 12/7/20‡	500,000	508,702
Wells Fargo & Co., 2.5000%, 3/4/21	800,000	806,184

	Wells Fargo & Co., 2.4225%, 1/24/23‡	350,000	354,773
	Wells Fargo Bank NA, 1.8725%, 12/6/19‡	250,000	252,616
	Westpac Banking Corp., 1.6525%, 3/6/20‡	380,000	380,189
	Westpac Banking Corp., 2.1818%, 5/13/21‡	200,000	202,878
	Westpac Banking Corp., 2.1552%, 1/11/22‡	450,000	453,682
	Westpac Banking Corp., 2.0048%, 6/28/22‡	750,000	751,999
	Westpac Banking Corp., 3.6250%, 2/28/23‡	500,000	503,850

			40,453,922
Industrial - 5.0%
	Asciano Finance, Ltd., 5.0000%, 4/7/18 (144A)	900,000	915,804
	Australia Pacific Airports Melbourne Pty Ltd., 3.7500%, 11/4/26	100,000	77,779
	Brisbane Airport Corp. Pty Ltd., 6.0000%, 10/21/20	260,000	224,741
	Caterpillar Financial Services Corp., 1.4025%, 12/6/18 (144A) ‡	650,000	650,251
	Caterpillar Financial Services Corp., 1.8125%, 6/6/22‡	800,000	801,376
	QPH Finance Co. Pty Ltd., 5.7500%, 7/29/20	750,000	642,925
	QPH Finance Co. Pty Ltd., 5.0000%, 7/7/21	150,000	126,798
	Sydney Airport Finance Co. Pty Ltd., 7.7500%, 7/6/18	206,000	172,476
	Sydney Airport Finance Co. Pty Ltd., 5.1250%, 2/22/21 (144A)	200,000	216,046
	Sydney Airport Finance Co. Pty Ltd., 3.9000%, 3/22/23 (144A)	400,000	419,916

			4,248,112
Technology - 1.3%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.0000%, 1/15/22 (144A)	500,000	507,080
	International Business Machines Corp., 1.5467%, 1/27/20‡	350,000	351,224
	Oracle Corp., 1.9000%, 9/15/21	250,000	248,624

			1,106,928
Utilities - 4.9%
	AGL Energy, Ltd., 5.0000%, 11/5/21	150,000	126,044
	AusNet Services Holdings Pty Ltd., 5.2500%, 2/14/20	200,000	168,527
	ETSA Utilities Finance Pty Ltd., 6.2500%, 9/7/17	900,000	721,401
	Korea East-West Power Co. Ltd., 2.6250%, 6/19/22 (144A)	1,000,000	992,697
	Korea Gas Corp., 2.8750%, 7/29/18	450,000	453,618
	Korea Gas Corp., 4.2500%, 11/2/20	370,000	389,277
	Korea Gas Corp., 2.7500%, 7/20/22 (144A)	300,000	300,416
	Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	670,000	573,019
	State Grid Overseas Investment 2016, Ltd., 2.2500%, 5/4/20 (144A)	500,000	499,631

			4,224,630

Total Corporate Bonds (cost $74,675,716)			75,493,712

Foreign Government Bonds - 2.0%
	Airservices Australia, 2.7500%, 5/15/23	500,000	395,216
	Argentina Treasury Bill, 0%, 8/25/17 ◊	400,000	399,519
	Argentina Treasury Bill, 0%, 9/15/17 ◊	360,000	358,714
	Argentina Treasury Bill, 0%, 10/13/17 ◊	174,000	172,991
	Export-Import Bank of Korea, 1.8976%, 5/26/19‡	200,000	200,680
	International Bank for Reconstruction & Development, 3.5000%, 1/22/21	250,000	191,484

Total Foreign Government Bonds (cost $1,677,842)			1,718,604

		Principal Amounts	Value

Mortgage-Backed Securities - 0.3%
	CGDB Commercial Mortgage Trust 2017-BIO, 2.1756%, 5/15/30 (144A) ‡ (cost $268,200)	$268,200	$268,508
$
Commercial Paper - 7.9%
	Amcor, Ltd., 1.2467%, 8/11/17 (144A)	1,000,000	999,622
	Bank of China Ltd., 1.2983%, 8/7/17 (144A)	900,000	899,787
	Mattel, Inc., 1.2667%, 8/8/17	1,000,000	999,728
	Monsanto Co., 1.4903%, 8/21/17 (144A)	1,000,000	999,144
	Spectra Energy Partners LP, 1.3500%, 8/4/17	750,000	749,916
	Electricite de France SA, 1.3700%, 8/9/17	850,000	849,741
	Ford Motor Credit Co., 1.3031%, 8/16/17 (144A)	1,300,000	1,299,285

Total Commercial Paper (cost $6,797,223)			6,797,223

Total Investments (total cost $83,418,981) - 98.6%			84,278,047

Cash, Receivables and Other Assets, net of Liabilities - 1.4%			1,158,496

Net Assets - 100%			$85,436,543

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$40,328,607	47.9%
Australia	19,254,581	22.9
Canada	5,660,672	6.7
South Korea	4,512,253	5.4

China	3,497,461	4.1
Netherlands	3,365,838	4.0
Singapore	2,059,750	2.4
Cayman Islands	1,284,058	1.5
Argentina	931,224	1.1
France	849,741	1.0
New Zealand	805,066	1.0
Sweden	604,019	0.7
Luxembourg	602,529	0.7
Japan	400,856	0.5
Spain	121,392	0.1
Total	$84,278,047	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation

Barclays Bank plc
Australian Dollar	8/17/17	694,000	$553,953	$(12,415)
Australian Dollar	8/17/17	1,140,000	909,952	(4,818)
Australian Dollar	8/17/17	1,855,000	1,480,667	(58,619)
Australian Dollar	8/17/17	10,800,000	8,620,595	(392,831)

Total			11,565,167	(468,683)

J.P. Morgan Chase Bank
Canadian Dollar	8/17/17	820,000	655,877	(21,032)
Euro	8/17/17	102,000	120,352	(3,389)
New Zealand Dollar	8/17/17	254,000	190,384	(6,952)

Total			966,613	(31,373)

Total			$12,531,780	$(500,056)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
10-Year U.S. Treasury Note	1,200	9/17	$(3,552)	$750
3-Year Australian Bond	200	9/17	915	(101)
5-Year U.S. Treasury Note	8,900	9/17	(822)	695

Total	$(3,459)	$1,344

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type Reference Asset	S&P Credit Rating	Fixed Rate	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Outstanding Swap Contracts at Value Asset/(Liability)

Morgan Stanley & Co.
Foreign Government Bonds
United Mexican States	BBB+	1.00%	12/20/17	$500,000	$686	$1,503	$2,189

(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2017.
(a)	When issued security.
◊	Zero coupon bond.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines stablished by the Board of Trustees. The total value of 144A securities as of the period ended July 31, 2017 is $23,880,259, which represents 28.0% of net assets.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Corporate Bonds	$—	$75,493,712	$—
Foreign Government Bonds	—	1,718,604	—
Mortgage-Backed Securities	—	268,508	—
Commercial Paper	—	6,797,223	—

Total Investments in Securities	$—	$84,278,047	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$2,189	$—
Variation Margin Receivable	1,445	—	—

Total Assets	$1,445	$84,280,236	$—

Liabilities Other Financial Instruments(a):
Forward Currency Contracts	$—	$500,056	$—
Variation Margin Payable	101	—	—

Total Liabilities	$101	$500,056	$—

(a)

Other financial instruments include forward currency, futures, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Short Duration Income ETF (formerly named Janus Short Duration Income ETF) (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the LIBOR 3-month rate by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended July 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund has entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended July 31, 2017, the average ending monthly currency value amounts on sold forward currency contracts was $5,913,935.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period ended July 31, 2017, the average ending monthly market values on short futures contracts was $6,402,336.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.

As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return.

Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

During the period ended July 31, 2017, the average ending monthly market value amounts on credit default swaps which are long the reference asset was $2,273.

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Sovereign Debt

The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Mortgage and Asset-Backed Securities

The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition to prepayment risk, investments in mortgage-backed securities, particularly those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than other mortgage- and asset-backed securities. Mortgage and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$83,418,981	$897,942	$(38,876)	$859,066

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

In approving the Fund’s initial investment advisory agreement on October 24, 2016, the Fund’s Board of Trustees also considered the potential post-Merger ownership structure of Janus Capital and have approved a contract (the “Post-Merger Advisory Agreement”) identical in all material respects to the initial investment advisory agreement that will take effect upon the completion of the Merger.

The Post-Merger Advisory Agreement took effect upon the consummation of the Merger on May 30, 2017. In connection with the Merger, the Fund’s name was changed to Janus Henderson Short Duration Income ETF effective June 5, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2017

	Shares	Value

Common Stocks - 100.0%
Aerospace & Defense - 2.3%
HEICO Corp.	2,400	$192,888
Airlines - 0.8%
Allegiant Travel Co.	523	67,598
Auto Components - 1.1%
Dorman Products, Inc.*	598	46,692
Fox Factory Holding Corp.*	647	24,877
Gentherm, Inc.*	639	21,375

		92,944
Beverages - 0.6%
National Beverage Corp.	480	49,018
Biotechnology - 1.7%
Eagle Pharmaceuticals, Inc.*	639	31,407
MiMedx Group, Inc.*	4,640	69,414
Xencor, Inc.*	1,954	45,626

		146,447
Building Products - 4.9%
AAON, Inc.	1,652	55,838
American Woodmark Corp.*	510	50,056
Apogee Enterprises, Inc.	904	47,089
Builders FirstSource, Inc.*	3,527	55,268
CSW Industrials, Inc.*	496	19,369
Patrick Industries, Inc.*	526	40,029
PGT Innovations, Inc.*	1,551	20,163
Trex Co., Inc.*	924	69,494
Universal Forest Products, Inc.	645	54,083

		411,389
Capital Markets - 1.5%
Diamond Hill Investment Group, Inc.	41	8,097
Evercore Partners, Inc. - Class A	488	38,381
Financial Engines, Inc.	746	28,684
Houlihan Lokey, Inc.	261	9,704
Moelis & Co. - Class A	326	13,333
PJT Partners, Inc. - Class A	220	9,544
WisdomTree Investments, Inc.	1,622	16,934

		124,677
Chemicals - 3.9%
Chase Corp.	253	27,337
GCP Applied Technologies, Inc.*	1,926	58,358
Westlake Chemical Corp.	3,478	244,712

		330,407
Commercial Banks - 3.4%
Ameris Bancorp	441	20,198
Banc of California, Inc.	595	12,227
Bankwell Financial Group, Inc.	90	2,953
Banner Corp.	395	22,819
CB Financial Services, Inc.	49	1,340
CU Bancorp*	211	7,786
Customers Bancorp, Inc.*	365	10,895
Eagle Bancorp, Inc.*	403	25,167
FB Financial Corp.*	288	9,899
Fidelity Southern Corp.	313	6,592
Franklin Financial Network, Inc.*	156	5,390
National Commerce Corp.*	153	6,135
Nicolet Bankshares, Inc.*	101	5,471
Paragon Commercial Corp.*	66	3,493
Park Sterling Corp.	631	7,332
People's Utah Bancorp	214	5,949
Pinnacle Financial Partners, Inc.	915	58,468
ServisFirst Bancshares, Inc.	628	22,822
South State Corp.	346	28,978
	Shares	Value

Common Stocks – (continued)
Commercial Banks - (continued)
Stonegate Bank	180	$8,379

Triumph Bancorp, Inc.*	213	6,049
Veritex Holdings, Inc.*	180	4,797
WashingtonFirst Bankshares, Inc.	145	4,965

		288,104
Commercial Services & Supplies - 1.4%
Hudson Technologies, Inc.*	1,304	10,549
Multi-Color Corp.	531	42,746
UniFirst Corp.	485	68,991

		122,286
Communications Equipment - 5.9%
Acacia Communications, Inc.*,#	2,387	104,479
Applied Optoelectronics, Inc.*,#	1,173	114,356
Clearfield, Inc.*	872	10,028
Ubiquiti Networks, Inc.*,#	4,959	270,265

		499,128
Construction & Engineering - 1.0%
Argan, Inc.	485	31,258
Comfort Systems USA, Inc.	1,171	38,994
Goldfield Corp.*	800	4,080
NV5 Global, Inc.*	332	13,795

		88,127
Construction Materials - 1.0%
Summit Materials, Inc. - Class A*	2,867	81,537
Consumer Finance - 0.7%
Credit Acceptance Corp.*,#	231	57,542
Diversified Consumer Services - 0.1%
Laureate Education, Inc. - Class A*	612	10,416
Electrical Equipment - 0.2%
TPI Composites, Inc.*	1,057	19,914
Electronic Equipment & Instruments - 2.3%
Airgain, Inc.*	590	7,995
Control4 Corp.*	1,499	34,252
Kimball Electronics, Inc.*	1,676	32,598
Mesa Laboratories, Inc.	228	32,953
Methode Electronics, Inc.	2,272	90,312

		198,110
Equity Real Estate Investment Trusts (REITs) - 1.3%
Chatham Lodging Trust	2,459	50,852
Easterly Government Properties, Inc.	2,359	47,157
Jernigan Capital, Inc.	582	12,373

		110,382
Food & Staples Retailing - 0.3%
Natural Grocers by Vitamin Cottage, Inc.*	231	2,035
PriceSmart, Inc.	313	26,370

		28,405
Food Products - 1.7%
Amplify Snack Brands, Inc.*,#	792	8,284
Blue Buffalo Pet Products, Inc.*	2,027	45,344
Cal-Maine Foods, Inc.*	452	17,244
Calavo Growers, Inc.	180	13,329
J&J Snack Foods Corp.	195	25,623
John B Sanfilippo & Son, Inc.	90	5,789
Sanderson Farms, Inc.	233	30,465

		146,078
Health Care Equipment & Supplies - 9.5%
Abaxis, Inc.	949	44,603
Anika Therapeutics, Inc.*	615	31,463
Cantel Medical Corp.	1,746	129,553
	Shares	Value

Common Stocks – (continued)
Health Care Equipment & Supplies - (continued)
FONAR Corp.*	261	$6,708
Glaukos Corp.*	1,436	57,699
Globus Medical, Inc. - Class A*	3,023	92,957
Heska Corp.*	299	32,753
ICU Medical, Inc.*	828	142,333
Inogen, Inc.*	861	81,261
LeMaitre Vascular, Inc.	787	28,387
Natus Medical, Inc.*	1,384	48,717
Neogen Corp.*	1,594	104,997

		801,431

Health Care Providers & Services - 3.3%
Addus HomeCare Corp.*	485	16,466
AMN Healthcare Services, Inc.*	2,006	74,021
Digirad Corp.	836	3,428
HealthEquity, Inc.*	2,508	115,042
National Research Corp. - Class A	1,162	34,163
US Physical Therapy, Inc.	523	33,001

		276,121
Health Care Technology - 0.1%
Simulations Plus, Inc.	721	10,671
Hotels, Restaurants & Leisure - 4.8%
BJ's Restaurants, Inc.*	376	13,273
Bojangles', Inc.*	636	8,459
Caesars Acquisition Co. - Class A*	2,414	46,832
Century Casinos, Inc.*	425	3,056
Cheesecake Factory, Inc.	833	39,634
Chuy's Holdings, Inc.*	294	6,924
Dave & Buster's Entertainment, Inc.*	732	45,464
Habit Restaurants, Inc. - Class A*	351	5,774
Hilton Grand Vacations, Inc.*	1,721	63,264
ILG, Inc.	2,171	57,553
Monarch Casino & Resort, Inc.*	305	10,092
Nathan's Famous, Inc.*	74	4,625
Papa John's International, Inc.	639	45,580
Planet Fitness, Inc. - Class A	1,261	28,574
Shake Shack, Inc. - Class A*	447	14,755
Wingstop, Inc.*	504	15,125

		408,984
Household Durables - 1.6%
Century Communities, Inc.*	387	10,023
Hooker Furniture Corp.	200	8,440
Installed Building Products, Inc.*	553	29,752
LGI Homes, Inc.*	376	16,657
M/I Homes, Inc.*	430	11,154
New Home Co., Inc.*	362	3,913
Taylor Morrison Home Corp. - Class A*	1,080	24,430
TopBuild Corp.*	645	34,043

		138,412
Insurance - 1.3%
AmTrust Financial Services, Inc.	2,055	32,880
Federated National Holding Co.	164	2,611
Health Insurance Innovations, Inc. - Class A*	107	3,001
Heritage Insurance Holdings, Inc.	348	4,388
Investors Title Co.	22	3,884
Kingstone Cos., Inc.	126	2,079
Kinsale Capital Group, Inc.	250	9,730
National General Holdings Corp.	1,268	26,894
State National Cos., Inc.	501	10,461
Universal Insurance Holdings, Inc.	417	9,946

		105,874
	Shares	Value

Common Stocks – (continued)
Internet & Catalog Retail - 0.9%
1-800-Flowers.com, Inc. - Class A*	615	$5,935
Duluth Holdings, Inc. - Class B*	504	9,767
Liberty Expedia Holdings, Inc. - Class A*	996	56,822

		72,524
Internet Software & Services - 6.9%
CommerceHub, Inc. - Series C*	2,634	47,359
GTT Communications, Inc.*	2,549	77,872
Match Group, Inc.*	2,993	54,622
Meet Group, Inc.*	4,295	21,561
NIC, Inc.	4,093	66,511
Shutterstock, Inc.*	2,135	89,969
Stamps.com, Inc.*	1,048	155,209
Trade Desk, Inc. - Class A*	1,403	74,794

		587,897
IT Services - 3.8%
ExlService Holdings, Inc.*	2,080	119,704
Luxoft Holding, Inc.*	1,314	82,716
NeuStar, Inc. - Class A*	3,445	115,063

		317,483

Leisure Equipment & Products - 0.4%
Escalade, Inc.	250	3,088
Malibu Boats, Inc. - Class A*	313	8,955
MCBC Holdings, Inc.*	324	5,994
Sturm Ruger & Co., Inc.	307	17,683

		35,720
Life Sciences Tools & Services - 2.5%
Cambrex Corp.*	1,363	83,143
INC Research Holdings, Inc. - Class A*	2,264	124,520

		207,663
Machinery - 1.2%
Greenbrier Cos., Inc.	891	40,095
Proto Labs, Inc.*	831	61,411

		101,506
Mortgate Real Estate Investment Trusts (REITs) - 0.1%
Cherry Hill Mortgage Investment Corp.	156	2,994
Great Ajax Corp.	221	3,076
Sutherland Asset Management Corp.	373	5,520

		11,590
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners LP Holdings LLC	2,440	63,855
DHT Holdings, Inc.	1,321	5,495
Dorian LPG, Ltd.*	579	4,169
Evolution Petroleum Corp.	348	2,993
Tallgrass Energy GP LP	612	15,881

		92,393
Paper & Forest Products - 0.4%
Neenah Paper, Inc.	452	36,115
Personal Products - 0.2%
Natural Health Trends Corp.	118	2,907
USANA Health Sciences, Inc.*	253	14,446

		17,353
Pharmaceuticals - 2.8%
Akorn, Inc.*	5,214	175,295
Lannett Co., Inc.*,#	1,559	31,725
Phibro Animal Health Corp. - Class A	784	29,949

		236,969
Professional Services - 1.7%
Barrett Business Services, Inc.	228	12,547
	Shares	Value

Common Stocks – (continued)
Professional Services - (continued)
BG Staffing, Inc.	272	$4,532
Insperity, Inc.	661	49,905
TriNet Group, Inc.*	2,152	75,320

		142,304
Real Estate Management & Development - 1.0%
Consolidated-Tomoka Land Co.	362	20,069
Marcus & Millichap, Inc.*	2,428	62,157

		82,226
Road & Rail - 2.8%
AMERCO	617	239,741
Semiconductors & Semiconductor Equipment - 2.9%
Ambarella, Inc.*	2,072	103,704
Ichor Holdings, Ltd.*	1,529	35,136
MaxLinear, Inc.*	4,046	106,005

		244,845
Software - 10.5%
Barracuda Networks, Inc.*	3,270	73,477
Ebix, Inc.	1,948	112,497
Globant SA*	2,143	98,514
Paycom Software, Inc.*	3,673	257,441
Pegasystems, Inc.	4,232	255,824
Qualys, Inc.*	2,288	91,863

		889,616
Specialty Retail - 2.3%
Asbury Automotive Group, Inc.*	367	19,818
Boot Barn Holdings, Inc.*	460	3,685
Five Below, Inc.*	960	46,378
Francesca's Holdings Corp.*	639	6,217
Lithia Motors, Inc. - Class A	414	42,745

Penske Automotive Group, Inc.	1,499	65,266
Winmark Corp.	71	9,447

		193,556
Textiles, Apparel & Luxury Goods - 0.1%
Superior Uniform Group, Inc.	255	5,694
Thrifts & Mortgage Finance - 1.1%
BofI Holding, Inc.*,#	754	21,014
Essent Group, Ltd.*	1,110	42,646
FS Bancorp, Inc.	36	1,632
HomeStreet, Inc.*	343	9,004
Meta Financial Group, Inc.	109	7,772
NMI Holdings, Inc. - Class A*	710	8,378
PennyMac Financial Services, Inc. - Class A*	277	4,820

		95,266
Trading Companies & Distributors - 0.6%
BMC Stock Holdings, Inc.*	2,100	46,200
Huttig Building Products, Inc.*	811	5,782

		51,982

Total Common Stocks (cost $7,810,526)		8,469,333

		Shares	Value

Investment Companies - 5.0%
Investments Purchased with Cash Collateral from Securities Lending - 5.0%
Janus Cash Collateral Fund LLC, 0.9061% (cost $420,600) ºº, £		420,600	420,600

Total Investments (total cost $8,231,126) - 105.0%			8,889,933

Liabilities, net of Cash, Receivables and Other Assets - (5.0%)			(419,488)

Net Assets - 100%			$8,470,445

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$8,703,208	97.9%
Luxembourg	98,514	1.1
Switzerland	82,716	0.9
Bermuda	5,495	0.1
Total	$8,889,933	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2017.
ºº	Rate shown is the 7-day yield as of July 31, 2017.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2017. Unless otherwise indicated, all information in the table is for the period ended July 31, 2017.

	Share Balance at 10/31/16	Purchases	Sales	Share Balance at 7/31/17	Realized Gain/(Loss)	Dividend Income	Value at 7/31/17
Janus Cash Collateral Fund LLC	-	1,439,963	(1,019,363)	420,600	$-	$14,039(1)	$420,600

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$8,469,333	$—	$—
Investment Companies	—	420,600	—

Total Assets	$8,469,333	$420,600	$—

Organization and Significant Accounting Policies

Janus Henderson Small Cap Growth Alpha ETF (formerly named Janus Small Cap Growth Alpha ETF) (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$8,235,863	$900,022	$(245,952)	$654,070

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On April 6, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017. In connection with the Merger, the Fund’s name was changed to Janus Henderson Small Cap Growth Alpha ETF effective June 5, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2017

	Shares	Value

Common Stocks - 99.9%
Aerospace & Defense - 1.4%
HEICO Corp.	3,717	$298,735
Airlines - 3.4%
Allegiant Travel Co.	807	104,305
Hawaiian Holdings, Inc.*	2,607	107,930
JetBlue Airways Corp.*	16,229	355,902
Spirit Airlines, Inc.*	3,375	131,118

		699,255
Auto Components - 1.0%
Dorman Products, Inc.*	677	52,860
Fox Factory Holding Corp.*	736	28,299
Gentex Corp.	5,694	96,912
Gentherm, Inc.*	729	24,385

		202,456
Beverages - 0.5%
National Beverage Corp.	1,104	112,741
Biotechnology - 2.6%
Bioverativ, Inc.*	3,847	238,399
MiMedx Group, Inc.*	3,943	58,987
United Therapeutics Corp.*	1,600	205,440
Xencor, Inc.*	1,659	38,738

		541,564
Building Products - 1.4%
AAON, Inc.	2,556	86,393
CSW Industrials, Inc.*	768	29,990
Patrick Industries, Inc.*	814	61,946
Trex Co., Inc.*	1,433	107,776

		286,105
Capital Markets - 1.8%
Diamond Hill Investment Group, Inc.	51	10,073
Evercore Partners, Inc. - Class A	633	49,785
FactSet Research Systems, Inc.	607	101,503
Financial Engines, Inc.	969	37,258
Houlihan Lokey, Inc.	342	12,716
MarketAxess Holdings, Inc.	581	117,879
Moelis & Co. - Class A	426	17,423
PJT Partners, Inc. - Class A	284	12,320
WisdomTree Investments, Inc.	2,110	22,028

		380,985
Chemicals - 1.2%
Chase Corp.	748	80,821
GCP Applied Technologies, Inc.*	5,718	173,256

		254,077
Commercial Banks - 4.6%
Allegiance Bancshares, Inc.*	200	7,510
Ameris Bancorp	575	26,335
Banc of California, Inc.	774	15,906
Bank of the Ozarks, Inc.	1,982	85,523
Bankwell Financial Group, Inc.	117	3,839
Banner Corp.	511	29,521
CB Financial Services, Inc.	64	1,750
CenterState Banks, Inc.	858	21,441
CU Bancorp*	277	10,221
Customers Bancorp, Inc.*	471	14,059
Eagle Bancorp, Inc.*	523	32,661
FB Financial Corp.*	374	12,854
Fidelity Southern Corp.	407	8,571
Franklin Financial Network, Inc.*	200	6,910
Hilltop Holdings, Inc.	1,522	38,096
Home BancShares, Inc.	2,214	54,907
Independent Bank Group, Inc.	427	25,770
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
National Commerce Corp.*	200	$8,020

Nicolet Bankshares, Inc.*	135	7,313
Opus Bank	529	12,590
PacWest Bancorp	1,852	88,933
Paragon Commercial Corp.*	84	4,445
Park Sterling Corp.	819	9,517
People's Utah Bancorp	277	7,701
Pinnacle Financial Partners, Inc.	1,194	76,297
ServisFirst Bancshares, Inc.	819	29,763
Signature Bank*	826	114,467
South State Corp.	451	37,771
Sterling Bancorp	2,097	48,441
Stonegate Bank	239	11,125
TriState Capital Holdings, Inc.*	445	10,235
Triumph Bancorp, Inc.*	277	7,867
WashingtonFirst Bankshares, Inc.	188	6,437
Western Alliance Bancorp*	1,626	81,918

		958,714
Commercial Services & Supplies - 4.9%
Copart, Inc.*	11,203	352,783
Healthcare Services Group, Inc.	3,549	185,435
Hudson Technologies, Inc.*	2,020	16,342
Rollins, Inc.	10,603	460,276

		1,014,836
Communications Equipment - 3.6%
Acacia Communications, Inc.*,#	1,529	66,924
Applied Optoelectronics, Inc.*,#	754	73,507
Arista Networks, Inc.*	2,852	425,775
Clearfield, Inc.*	555	6,383
Ubiquiti Networks, Inc.*,#	3,175	173,038

		745,627
Construction & Engineering - 1.3%
Argan, Inc.	755	48,660
Comfort Systems USA, Inc.	1,814	60,406
Dycom Industries, Inc.*	1,511	136,896
Goldfield Corp.*	1,239	6,319
NV5 Global, Inc.*	516	21,440

		273,721
Construction Materials - 2.9%
Eagle Materials, Inc.	3,891	366,143
Summit Materials, Inc. - Class A*	8,512	242,081

		608,224
Consumer Finance - 0.4%
Credit Acceptance Corp.*,#	297	73,983
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc.*	949	69,818
Laureate Education, Inc. - Class A*	697	11,863

		81,681
Electrical Equipment - 0.1%
TPI Composites, Inc.*	1,639	30,879
Electronic Equipment & Instruments - 3.1%
Airgain, Inc.*	374	5,068
Control4 Corp.*	962	21,982
ePlus, Inc.*	562	45,466
IPG Photonics Corp.*	2,124	324,207
Mesa Laboratories, Inc.	148	21,390
Universal Display Corp.	1,859	224,195

		642,308

	Shares	Value

Common Stocks - (continued)
Equity Real Estate Investment Trusts (REITs) - 1.6%
CoreSite Realty Corp.	349	$37,894
Hudson Pacific Properties, Inc.	1,595	52,188
Jernigan Capital, Inc.	91	1,935
Medical Properties Trust, Inc.	3,697	47,987
Omega Healthcare Investors, Inc.	2,000	63,180
STORE Capital Corp.	1,761	41,190
Summit Hotel Properties, Inc.	1,058	18,970
Sun Communities, Inc.	801	71,297

		334,641
Food & Staples Retailing - 0.7%
Natural Grocers by Vitamin Cottage, Inc.*	529	4,660

PriceSmart, Inc.	723	60,913
Sprouts Farmers Market, Inc.*	3,259	78,444

		144,017
Food Products - 1.3%
Amplify Snack Brands, Inc.*,#	1,820	19,037
Blue Buffalo Pet Products, Inc.*	4,659	104,222
Cal-Maine Foods, Inc.*,#	1,039	39,638
Calavo Growers, Inc.	413	30,582
J&J Snack Foods Corp.	445	58,473
John B Sanfilippo & Son, Inc.	206	13,250

		265,202
Health Care Equipment & Supplies - 7.7%
Abaxis, Inc.	807	37,929
ABIOMED, Inc.*	1,562	231,317
Align Technology, Inc.*	2,858	477,943
Anika Therapeutics, Inc.*	522	26,706
Cantel Medical Corp.	1,484	110,113
Glaukos Corp.*	1,219	48,979
Globus Medical, Inc. - Class A*	2,568	78,966
Inogen, Inc.*	730	68,897
LeMaitre Vascular, Inc.	671	24,203
Masimo Corp.*	1,820	172,172
Neogen Corp.*	1,356	89,320
West Pharmaceutical Services, Inc.	2,614	231,862

		1,598,407
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*	3,124	165,353
Addus HomeCare Corp.*	413	14,021
AMN Healthcare Services, Inc.*	1,704	62,878
Digirad Corp.	710	2,911
HealthEquity, Inc.*	2,130	97,703
Mednax, Inc.*	3,310	155,504
National Research Corp. - Class A	987	29,018
US Physical Therapy, Inc.	445	28,079

		555,467
Health Care Technology - 1.2%
Simulations Plus, Inc.	613	9,072
Veeva Systems, Inc. - Class A*	3,794	241,906

		250,978
Hotels, Restaurants & Leisure - 2.9%
BJ's Restaurants, Inc.*	426	15,038
Bojangles', Inc.*	723	9,616
Buffalo Wild Wings, Inc.*	323	34,722
Caesars Acquisition Co. - Class A*	2,749	53,331
Cheesecake Factory, Inc.	949	45,153
Chuy's Holdings, Inc.*	336	7,913
Cracker Barrel Old Country Store, Inc.#	479	74,461
Dave & Buster's Entertainment, Inc.*	832	51,675
Habit Restaurants, Inc. - Class A*	400	6,580
	Shares	Value

Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Hilton Grand Vacations, Inc.*	1,962	$72,123
ILG, Inc.	2,471	65,506
Monarch Casino & Resort, Inc.*	349	11,548
Nathan's Famous, Inc.*	84	5,250
Papa John's International, Inc.	729	52,000
Shake Shack, Inc. - Class A*	509	16,802
Texas Roadhouse, Inc.	1,407	66,551
Wingstop, Inc.*	575	17,256

		605,525
Household Durables - 0.9%
CalAtlantic Group, Inc.	2,272	79,747
Century Communities, Inc.*	439	11,370
Hooker Furniture Corp.	226	9,537
Installed Building Products, Inc.*	632	34,002
LGI Homes, Inc.*	427	18,916
M/I Homes, Inc.*	491	12,737
Taylor Morrison Home Corp. - Class A*	1,232	27,868

		194,177
Insurance - 0.6%
AmTrust Financial Services, Inc.	2,672	42,752
Health Insurance Innovations, Inc. - Class A*	135	3,787

Heritage Insurance Holdings, Inc.	452	5,700
Investors Title Co.	32	5,648
Kingstone Cos., Inc.	162	2,673
Kinsale Capital Group, Inc.	323	12,571
National General Holdings Corp.	1,646	34,911
State National Cos., Inc.	652	13,614
Universal Insurance Holdings, Inc.	542	12,927

		134,583
Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc. - Class A*	697	6,726
Duluth Holdings, Inc. - Class B*	575	11,144
Liberty Expedia Holdings, Inc. - Class A*	1,129	64,409

		82,279
Internet Software & Services - 3.3%
CommerceHub, Inc. - Series C*	1,684	30,278
GrubHub, Inc.*	3,413	157,442
GTT Communications, Inc.*	1,633	49,888
j2 Global, Inc.	1,909	161,559
Match Group, Inc.*	1,916	34,967
Meet Group, Inc.*	2,750	13,805
NIC, Inc.	2,620	42,575
Shutterstock, Inc.*	1,368	57,648
Stamps.com, Inc.*	671	99,375
Trade Desk, Inc. - Class A*	897	47,819

		695,356
IT Services - 7.8%
Broadridge Financial Solutions, Inc.	4,653	352,977
CSRA, Inc.	6,460	210,661
EPAM Systems, Inc.*	2,052	176,328
Euronet Worldwide, Inc.*	2,077	200,659
ExlService Holdings, Inc.*	1,336	76,887
Jack Henry & Associates, Inc.	3,072	329,687
Luxoft Holding, Inc.*	839	52,815
MAXIMUS, Inc.	2,568	155,004
NeuStar, Inc. - Class A*	2,207	73,714

		1,628,732
Leisure Equipment & Products - 0.1%
Malibu Boats, Inc. - Class A*	354	10,128
	Shares	Value

Common Stocks - (continued)
Leisure Equipment & Products - (continued)
MCBC Holdings, Inc.*	368	$6,808

		16,936
Life Sciences Tools & Services - 2.6%
Cambrex Corp.*	1,161	70,821
ICON PLC*	1,910	200,454
INC Research Holdings, Inc. - Class A*	1,923	105,765
PAREXEL International Corp.*	1,807	158,149

		535,189
Machinery - 2.5%
Greenbrier Cos., Inc.	1,381	62,145
Middleby Corp.*	2,800	365,904
Proto Labs, Inc.*	1,290	95,331

		523,380
Media - 4.4%
AMC Networks, Inc. - Class A*	1,091	69,770
Cable One, Inc.	116	88,149
Nexstar Media Group, Inc. - Class A	936	61,214
Scripps Networks Interactive, Inc. - Class A	1,898	165,904
Sirius XM Holdings, Inc.#	92,383	541,364

		926,401
Mortgate Real Estate Investment Trusts (REITs) - 0.5%
Cherry Hill Mortgage Investment Corp.	200	3,838
New Residential Investment Corp.	4,898	83,266
Sutherland Asset Management Corp.	484	7,163

		94,267
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy Partners LP Holdings LLC	6,021	157,570
DHT Holdings, Inc.	3,266	13,587
Dorian LPG, Ltd.*	1,427	10,274
Evolution Petroleum Corp.	858	7,379

Rice Energy, Inc.*	5,325	148,940

		337,750
Paper & Forest Products - 0.5%
Neenah Paper, Inc.	1,343	107,306
Personal Products - 0.2%
Natural Health Trends Corp.	271	6,675
USANA Health Sciences, Inc.*	581	33,175

		39,850
Pharmaceuticals - 1.0%
Akorn, Inc.*	4,433	149,037
Lannett Co., Inc.*,#	1,323	26,923
Phibro Animal Health Corp. - Class A	664	25,365

		201,325
Professional Services - 1.1%
Barrett Business Services, Inc.	354	19,481
BG Staffing, Inc.	420	6,997
Insperity, Inc.	1,026	77,463
TriNet Group, Inc.*	3,336	116,760

		220,701
Real Estate Management & Development - 0.0%
Marcus & Millichap, Inc.*	387	9,907
Road & Rail - 1.8%
AMERCO	955	371,075
Semiconductors & Semiconductor Equipment - 2.3%
Ambarella, Inc.*	1,329	66,516
Cirrus Logic, Inc.*	2,529	155,382
Ichor Holdings, Ltd.*	980	22,520
MaxLinear, Inc.*	2,594	67,963
	Shares	Value

Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Monolithic Power Systems, Inc.	1,639	$167,703

		480,084
Software - 8.4%
Barracuda Networks, Inc.*	2,097	47,119
Ebix, Inc.	1,246	71,956
Ellie Mae, Inc.*	1,349	117,660
Globant SA*	1,374	63,163
Manhattan Associates, Inc.*	2,749	121,506
Paycom Software, Inc.*	2,355	165,062
Pegasystems, Inc.	3,053	184,554
Qualys, Inc.*	1,465	58,820
Tyler Technologies, Inc.*	1,465	251,702
Ultimate Software Group, Inc.*	1,175	265,209
VMware, Inc. - Class A*,#	4,323	400,785

		1,747,536
Specialty Retail - 2.0%
Asbury Automotive Group, Inc.*	420	22,680
Boot Barn Holdings, Inc.*	523	4,189
Burlington Stores, Inc.*	1,381	120,189
Five Below, Inc.*	1,091	52,706
Francesca's Holdings Corp.*	729	7,093
Lithia Motors, Inc. - Class A	471	48,631
Penske Automotive Group, Inc.	1,704	74,192
Signet Jewelers, Ltd.#	1,356	82,933
Winmark Corp.	84	11,176

		423,789
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	956	82,914
Michael Kors Holdings, Ltd. (U.S. Shares)*	3,214	117,118
Skechers U.S.A., Inc. - Class A*	2,652	74,494
Superior Uniform Group, Inc.	290	6,476
Under Armour, Inc. - Class A*,#	7,699	154,134

		435,136
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc.*,#	980	27,313
Essent Group, Ltd.*	1,440	55,325
FS Bancorp, Inc.	45	2,041
HomeStreet, Inc.*	445	11,681
NMI Holdings, Inc. - Class A*	923	10,891
PennyMac Financial Services, Inc. - Class A*	361	6,281

		113,532

Trading Companies & Distributors - 2.6%
Air Lease Corp.	5,020	198,692
BMC Stock Holdings, Inc.*	3,252	71,544
Huttig Building Products, Inc.*	1,259	8,977
Watsco, Inc.	1,737	261,887

		541,100

Total Common Stocks (cost $18,785,922)		20,820,519

Investment Companies - 6.1%
Investments Purchased with Cash Collateral from Securities Lending - 6.0%
Janus Cash Collateral Fund LLC, 0.9061% ºº,£	1,246,774	1,246,774
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund	12,507	12,507

Total Investment Companies (cost $1,259,281)		1,259,281

Total Investments (total cost $20,045,203) - 106.0%		22,079,800

Liabilities, net of Cash, Receivables and Other Assets - (6.0%)		(1,245,215)

Net Assets - 100%		$20,834,585

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$21,632,663	98.0%
Ireland	200,454	0.9
United Kingdom	117,118	0.5
Luxembourg	63,163	0.3
Switzerland	52,815	0.2
Bermuda	13,587	0.1
Total	$22,079,800	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies traded on an American stock exchange.

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2017.
ºº	Rate reflects 7 day yield as of July 31, 2017.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2017. Unless otherwise indicated, all information in the table is for the period ended July 31, 2017.

	Share Balance at 10/31/16	Purchases	Sales	Share Balance at 7/31/17	Realized Gain/(Loss)	Dividend Income	Value at 7/31/17
Janus Cash Collateral Fund LLC	-	4,376,584	(3,129,810)	1,246,774	$-	$15,350(1)	$1,246,774

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$20,820,519	$—	$—
Investment Companies	—	1,259,281	—

Total Assets	$20,820,519	$1,259,281	$—

Organization and Significant Accounting Policies

Janus Henderson Small/Mid Cap Growth Alpha ETF (formerly named Janus Small/Mid Cap Growth Alpha ETF) (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$20,056,315	$2,495,927	$(472,442)	$2,023,485

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On April 6, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017. In connection with the Merger, the Fund’s name was changed to Janus Small/Mid Cap Growth Alpha ETF effective June 5, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Velocity Tail Risk Hedged Large Cap ETF

Schedule of Investments (unaudited)

July 31, 2017

			Shares		Value

Investment Companies - 99.0%
Exchange-Traded Funds (ETFs) - 85.0%
iShares Core S&P 500				20,374	$5,062,124
SPDR S&P 500 Trust				20,512	5,061,747
Vanguard S&P 500				22,333	5,061,551
					15,185,422
Money Markets - 14.0%
State Street Institutional U.S. Government Money Market Fund				2,492,092	2,492,092

Total Investments (total cost $15,467,186) - 99.0%					17,677,514

Cash, Receivables and Other Assets, net of Liabilities - 1.0%					187,366

Net Assets - 100%					$17,864,880

Schedule of Total Return Swaps
Counterparty	Return Paid by the Fund	Return Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	1.970%	S&P 500 VIX Futures Tail Risk Index	10/31/17	$(1,013,636)	$(361,546)
	1.970	S&P 500 VIX Futures Tail Risk Index	11/1/17	(17,000)	(1,808)
	1.970	S&P 500 VIX Futures Tail Risk Index	11/30/17	(66,000)	(23,464)
	1.970	S&P 500 VIX Futures Tail Risk Index	11/30/17	(203,390)	(71,443)
	1.970	S&P 500 VIX Futures Tail Risk Index	12/29/17	(310,000)	(107,849)
	1.970	S&P 500 VIX Futures Tail Risk Index	12/29/17	(194,539)	(58,554)
	1.970	S&P 500 VIX Futures Tail Risk Index	1/31/18	(445,000)	(91,088)
	1.970	S&P 500 VIX Futures Tail Risk Index	2/1/18	(51,000)	(10,208)
	1.970	S&P 500 VIX Futures Tail Risk Index	5/1/18	(109,000)	(17,600)
	1.970	S&P 500 VIX Futures Tail Risk Index	7/2/18	(175,000)	(17,888)
	1.970	S&P 500 VIX Futures Tail Risk Index	7/2/18	(208,000)	(19,870)
	1.970	S&P 500 VIX Futures Tail Risk Index	7/2/18	(200,500)	(19,150)
	1.970	S&P 500 VIX Futures Tail Risk Index	8/1/18	(47,000)	(4,481)
	1.970	S&P 500 VIX Futures Tail Risk Index	10/1/18	(76,000)	(8,916)
	1.970	S&P 500 VIX Futures Tail Risk Index	11/30/18	(100,000)	(7,114)
	1.970	S&P 500 VIX Futures Tail Risk Index	1/2/19	(140,000)	(3,006)
	1.970	S&P 500 VIX Futures Tail Risk Index	1/2/19	(19,500)	(267)
	1.970	S&P 500 VIX Futures Tail Risk Index	1/30/19	(72,000)	—
Total					$(824,252)

Notes to Schedule of Investments (unaudited)

SPDR	Standard & Poor's Depositary Receipt

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Investment Companies	$15,185,422	$2,492,092	$—

Total Assets	$15,185,422	$2,492,092	$—

Liabilities Other Financial Instruments:
Outstanding Swap Contracts, at Value	$—	$824,252	$—

(a)	Other financial instruments include swap contracts. Swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Tail Risk Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended July 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period ended July 31, 2017, the average ending monthly market value amounts on swaps were $611,766.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in ETFs that provide exposure to a broad range of securities, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$15,467,238	$2,210,276	$-	$2,210,276

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus

Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On March 17, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Velocity Volatility Hedged Large Cap ETF

Schedule of Investments (unaudited)

July 31, 2017

			Shares		Value

Investment Companies - 96.2%
Exchange-Traded Funds (ETFs) - 85.0%
iShares Core S&P 500				56,391	$14,010,908
SPDR S&P 500 Trust				56,773	14,009,873
Vanguard S&P 500				61,813	14,009,298
					42,030,079

Money Markets - 11.2%
State Street Institutional U.S. Government Money Market Fund				5,546,693	5,546,693

Total Investments (total cost $40,068,005) - 96.2%					47,576,772

Cash, Receivables and Other Assets, net of Liabilities - 3.8%					1,899,424

Net Assets - 100%					$49,476,196

Schedule of Total Return Swaps
Counterparty	Return Paid by the Fund	Return Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	1.970%	S&P 500 VIX Futures Variable Long/Short Index	9/29/17	$(1,100)	$146
	1.970	S&P 500 VIX Futures Variable Long/Short Index	10/31/17	(97,000)	9,166
	1.970	S&P 500 VIX Futures Variable Long/Short Index	11/30/17	(38,000)	3,622
	1.970	S&P 500 VIX Futures Variable Long/Short Index	12/29/17	(421,604)	43,027
	1.970	S&P 500 VIX Futures Variable Long/Short Index	1/31/18	(1,060,000)	310,836
	1.970	S&P 500 VIX Futures Variable Long/Short Index	2/1/18	(1,121,529)	201,679
	1.970	S&P 500 VIX Futures Variable Long/Short Index	5/1/18	(215,000)	38,768
	1.970	S&P 500 VIX Futures Variable Long/Short Index	6/1/18	(559,550)	104,808
	1.970	S&P 500 VIX Futures Variable Long/Short Index	7/2/18	(167,000)	30,762
	1.970	S&P 500 VIX Futures Variable Long/Short Index	10/1/18	(136,000)	4,887
	1.970	S&P 500 VIX Futures Variable Long/Short Index	11/30/18	(107,370)	2,230
	1.970	S&P 500 VIX Futures Variable Long/Short Index	1/2/19	(170,000)	6,537
	1.970	S&P 500 VIX Futures Variable Long/Short Index	1/2/19	(330,267)	12,701
	1.970	S&P 500 VIX Futures Variable Long/Short Index	1/2/19	(1,592,723)	50,707
	1.970	S&P 500 VIX Futures Variable Long/Short Index	1/30/19	(357,775)	—
	1.970	S&P 500 VIX Futures Variable Long/Short Index	1/31/19	(224,000)	7,711
Total					$827,587

Notes to Schedule of Investments (unaudited)

SPDR	Standard & Poor's Depositary Receipt

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Investment Companies	$42,030,079	$5,546,693	$—

Total Investments in Securities	$42,030,079	$5,546,693	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$827,587	$—
Total Assets	$42,030,079	$6,374,280	$—
(a)	Other financial instruments include swap contracts. Swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Volatility Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended July 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.

The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period ended July 31, 2017, the average ending monthly market value amounts on swaps were $353,549.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in ETFs that provide exposure to a broad range of securities, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$40,146,594	$7,430,178	$-	$7,430,178

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On March 17, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Health and Fitness ETF

Schedule of Investments (unaudited)

July 31, 2017

	Shares	Value

Common Stocks - 100.1%
Auto Components - 0.7%
Fox Factory Holding Corp.*	516	$19,840
Distributors - 0.1%
GOLFZONNEWDIN Co., Ltd.	288	1,446
Very Good Leisure Co., Ltd.	87	848

		2,294
Electronic Equipment & Instruments - 0.4%
Fitbit, Inc. - Class A*	2,324	11,992
Food Products - 2.2%
Glanbia PLC	2,844	58,679
Hotels, Restaurants & Leisure - 6.7%
Central Sports Co., Ltd.	100	4,199
ClubCorp Holdings, Inc.	923	15,645
Goals Soccer Centres PLC*	1,004	1,350
Gym Group PLC	1,593	4,069
Planet Fitness, Inc. - Class A	1,054	23,884
Power Wind Health Industry, Inc.	148	497
Renaissance, Inc.	100	1,809
Skydive the Beach Group, Ltd.	3,478	1,763
Tosho Co., Ltd.	100	4,616
Town Sports International Holdings, Inc.*	361	1,986
Vail Resorts, Inc.	574	120,976

		180,794
Household Durables - 3.6%
Garmin, Ltd.	1,676	84,118
GoPro, Inc. - Class A*	1,499	12,352

		96,470
Leisure Equipment & Products - 15.6%
Accell Group	312	9,476
Acushnet Holdings Corp.	314	5,800
Advanced International Multitech Co., Ltd.	1,000	1,171
Amer Sports Oyj*	1,543	41,296
Black Diamond, Inc.*	301	1,957
Brunswick Corp.	1,283	72,631
Callaway Golf Co.	1,344	17,109
Dunlop Sports Co., Ltd.	200	2,036
Dyaco International, Inc.	1,292	1,626
Giant Manufacturing Co., Ltd.	4,000	19,738
GLOBERIDE, Inc.	100	1,728
Honma Golf, Ltd.*	2,500	2,318
Johnson Health Tech Co., Ltd.	1,000	1,217
Johnson Outdoors, Inc. - Class A	118	5,961
KMC Kuei Meng International, Inc.	1,000	4,785
Merida Industry Co., Ltd.	3,000	14,356
Mizuno Corp.	1,000	5,801
Nautilus, Inc.*	435	7,656
Samchuly Bicycle Co., Ltd.	103	966
Shimano, Inc.	1,000	146,432
Sino Golf Holdings, Ltd.*	20,000	807
Snow Peak, Inc.	41	1,204
Thule Group AB	1,440	27,984
Vista Outdoor, Inc.*	819	18,911
Yonex Co., Ltd.	700	6,696

		419,662
Personal Products - 3.8%
Herbalife, Ltd.*,#	1,294	86,064
Medifast, Inc.	156	6,659
USANA Health Sciences, Inc.*	169	9,650

		102,373
Real Estate Management & Development - 0.0%
Hatten Land, Ltd.*	3,400	498
Specialty Retail - 10.4%
Alpen Co., Ltd.	200	$3,649
Asahi Co., Ltd.	200	2,402
Big 5 Sporting Goods Corp.	300	3,225
Cabela's, Inc.*	728	41,482
Dick's Sporting Goods, Inc.	1,233	46,040

	Finish Line, Inc. - Class A	568	7,816
	Foot Locker, Inc.	1,889	89,142
	GNC Holdings, Inc. - Class A	965	9,177
	Hibbett Sports, Inc.*	329	5,132
	Holdsport, Ltd.	433	2,195
	JD Sports Fashion PLC	5,861	27,654
	Sports Direct International PLC*	3,009	15,039
	Sportsman's Warehouse Holdings, Inc.*	530	2,401
	Vitamin Shoppe, Inc.*	341	3,751
	Xebio Holdings Co., Ltd.	400	7,526
	XXL ASA	1,380	13,361

			279,992
Textiles, Apparel & Luxury Goods - 56.6%
	361 Degrees International, Ltd.	9,000	3,169
	Adidas AG	2,562	582,976
	ANTA Sports Products, Ltd.	15,000	51,471
	Asics Corp.	2,200	39,960
	China Dongxiang Group Co., Ltd.	46,000	8,540
	Columbia Sportswear Co.	421	25,504
	Descente, Ltd.	500	7,249
	Eagle Nice International Holdings, Ltd.	2,000	827
	Feng TAY Enterprise Co., Ltd.	4,000	17,155
	Fila Korea, Ltd.	151	9,985
	Fulgent Sun International Holding Co., Ltd.	1,432	4,059
	Goldwin, Inc.	100	6,281
	HOSA International, Ltd.	10,000	3,099
	Li Ning Co., Ltd.*	25,000	19,718
	Lululemon Athletica, Inc.*	1,396	86,049
	NIKE, Inc. - Class B	9,252	546,331
	Shaw Brothers Holdings, Ltd.*	14,000	1,291
	Under Armour, Inc. - Class A*,#	2,654	53,133
	Win Hanverky Holdings, Ltd.	8,000	1,127
	Xtep International Holdings, Ltd.	13,000	4,844
	Youngone Corp.	318	9,321
	Yue Yuen Industrial Holdings, Ltd.	10,500	43,357

			1,525,446

Total Common Stocks (cost $2,570,249)			2,698,040

Investment Companies - 5.1%
Investments Purchased with Cash Collateral from Securities Lending - 5.1%
	Janus Cash Collateral Fund LLC, 0.9061% (cost $138,160) ºº, £	138,160	138,160

Total Investments (total cost $2,708,409) - 105.2%			2,836,200

Liabilities, net of Cash, Receivables and Other Assets - (5.2%)			(139,697)

Net Assets - 100%			$2,696,503

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,410,367	49.7%
Germany	582,976	20.6
Japan	241,588	8.5
China	92,132	3.2
Canada	86,049	3.0
Switzerland	84,118	3.0
Taiwan, Province Of China	64,604	2.3
Ireland	58,679	2.1
United Kingdom	48,112	1.7
Hong Kong	46,118	1.6
Finland	41,296	1.5
Sweden	27,984	1.0
South Korea	22,566	0.8
Norway	13,361	0.5
Netherlands	9,476	0.3
Cayman Islands	2,318	0.1
South Africa	2,195	0.1
Australia	1,763	0.1
Singapore	498	0.0
Total	$2,836,200	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2017.
ºº	Rate shown is the 7-day yield as of July 31, 2017.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2017. Unless otherwise indicated, all information in the table is for the period ended July 31, 2017.

Share Balance at 10/31/16	Purchases	Sales	Share Balance at 7/31/17	Realized Gain/(Loss)	Dividend Income	Value at 7/31/17
Janus Cash Collateral Fund LLC	-	406,205	(268,045)	138,160	$-	$2,690(1)	$138,160
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017. Valuation Inputs Summary

Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$2,698,040	$—	$—
Investment Companies	—	138,160	—

Total Assets	$2,698,040	$138,160	$—

Organization and Significant Accounting Policies

The Health and Fitness ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index ("Underlying Index") which is designed to track the performance of companies globally that are positioned to profit from servicing those participating in health and fitness activities, including companies whose business is focused on fitness technology/equipment, sports apparel, nutrition, and sports/fitness facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings.

Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, the Fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market.

There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,709,474	$265,169	$(138,443)	$126,726

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On April 18, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Long-Term Care ETF

Schedule of Investments (unaudited)

July 31, 2017

	Shares	Value

Common Stocks - 100.0%
Equity Real Estate Investment Trusts (REITs) - 68.3%
Aedifica SA	2,159	$196,917
CareTrust, Inc.	8,952	163,284
HCP, Inc.	14,898	471,522
Ingenia Communities Group	25,604	52,533
LTC Properties, Inc.	4,879	251,951
National Health Investors, Inc.	4,932	380,997
New Senior Investment Group, Inc.	9,877	102,622
Omega Healthcare Investors, Inc.#	14,159	447,283
Quality Care Properties, Inc.*	11,720	197,130
Sabra Health Care, Inc.	7,938	184,162
Senior Housing Properties Trust	24,185	470,398
Ventas, Inc.	30,811	2,075,121
Welltower, Inc.	28,699	2,106,220

		7,100,140
Health Care Providers & Services - 30.2%
Almost Family, Inc.*	1,557	76,994
Amedisys, Inc.*	4,145	196,307
Arvida Group, Ltd.	33,823	32,713
Brookdale Senior Living, Inc.*	22,890	325,038
Capital Senior Living Corp.*	3,507	48,397
Chartwell Retirement Residences	23,666	289,734
Elan Corp.	400	8,855
Ensign Group, Inc.	5,964	133,415
Estia Health, Ltd.	26,099	60,425
Extendicare, Inc.	11,046	83,824
Genesis Healthcare, Inc.*	5,284	7,609
Japara Healthcare, Ltd.	30,083	48,994
Kindred Healthcare, Inc.	10,282	92,024
Korian SA	10,008	329,676
LHC Group, Inc.*	2,046	118,463
Metlifecare, Ltd.	26,290	110,184
N Field Co., Ltd.	1,400	19,246
National HealthCare Corp.	1,133	73,838
Orpea	4,187	478,344
Pine Care Group, Ltd.	24,000	3,011
Regis Healthcare, Ltd.	16,735	49,300
Ryman Healthcare, Ltd.	49,288	325,931
Sienna Senior Living, Inc.	5,696	78,297
SkyOcean International Holdings, Ltd.*	10,000	15,749
Summerset Group Holdings, Ltd.	26,976	98,093
Tsukui Corp.	5,900	35,775

		3,140,236
Internet Software & Services - 1.2%
SMS Co., Ltd.	3,800	120,024
Real Estate Management & Development - 0.3%
Lifestyle Communities, Ltd.	8,272	26,878

Total Common Stocks (cost $10,201,816)		10,387,278

Investment Companies - 3.0%
Investments Purchased with Cash Collateral from Securities Lending - 3.0%
Janus Cash Collateral Fund LLC, 0.9061% ºº, £	314,325	314,325
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund	2,150	2,150

Value

Total Investment Companies (cost $316,475)	316,475

Total Investments (total cost $10,518,291) - 103.0%	10,703,753

Liabilities, net of Cash, Receivables and Other Assets - (3.0%)	(315,442)

Net Assets - 100%			$10,388,311

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$8,239,250	77.0%
France	808,020	7.6
New Zealand	566,921	5.3
Canada	451,855	4.2
Australia	238,130	2.2
Belgium	196,917	1.8
Japan	183,900	1.7
Bermuda	15,749	0.2
Cayman Islands	3,011	0.0
Total	$10,703,753	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

#	Loaned security; a portion of the security is on loan at July 31, 2017.
*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of July 31, 2017.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2017. Unless otherwise indicated, all information in the table is for the period ended July 31, 2017.

Share Balance at 10/31/16	Purchases	Sales	Share Balance at 7/31/17	Realized Gain/(Loss)	Dividend Income	Value at 7/31/17
Janus Cash Collateral Fund LLC	-	790,083	(475,758)	314,325	$-	$126(1)	$314,325
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary

Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$10,387,278	$—	$—
Investment Companies	—	316,475	—

Total Assets	$10,387,278	$316,475	$—

Organization and Significant Accounting Policies

The Long-Term Care ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings.

Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

Within the parameters of its specific investment policies, the Fund may invest in REITs. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$10,525,091	$320,519	$(141,857)	$178,662

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On April 18, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Obesity ETF

Schedule of Investments (unaudited)

July 31, 2017

	Shares	Value

Common Stocks - 100.1%
Biotechnology - 7.1%
Adocia*	390	$8,520
Arena Pharmaceuticals, Inc.*	2,947	70,021
Esperion Therapeutics, Inc.*	1,557	70,517
Keryx Biopharmaceuticals, Inc.*	10,012	70,184
Lexicon Pharmaceuticals, Inc.*	9,572	156,024
MannKind Corp.*	5,638	7,329
Zafgen, Inc.*	1,898	6,415

		389,010
Diversified Consumer Services - 3.5%
Weight Watchers International, Inc.*	5,321	190,598
Health Care Equipment & Supplies - 33.7%
AngioDynamics, Inc.*	3,389	55,071
Apex Biotechnology Corp.	8,000	9,193
Cardiovascular Systems, Inc.*	2,970	93,704
CryoLife, Inc.*	2,659	49,856
DexCom, Inc.*	3,561	237,198
Endologix, Inc.*	7,019	34,323
Fisher & Paykel Healthcare Corp., Ltd.	30,577	252,655
Insulet Corp.*	5,087	255,927
iRhythm Technologies, Inc.*	1,485	61,420
Itamar Medical, Ltd.*	10,958	3,444
LeMaitre Vascular, Inc.	1,336	48,190
Lifetech Scientific Corp.*	200,000	44,045
Microlife Corp.	4,000	9,326
Microport Scientific Corp.	32,000	25,239
Nipro Corp.	12,000	162,686
NxStage Medical, Inc.*	5,982	140,876
Obalon Therapeutics, Inc.*	698	5,933
ResMed, Inc.	13,090	100,951
Rockwell Medical, Inc.*,#	4,368	31,144
Spectranetics Corp.*	3,889	149,727
TaiDoc Technology Corp.	4,099	14,118
Ypsomed Holding AG*	316	49,454

		1,834,480
Health Care Providers & Services - 24.2%
DaVita, Inc.*	3,857	249,857
Fresenius Medical Care AG & Co. KGaA	11,385	1,071,015

		1,320,872
Internet & Catalog Retail - 3.9%
N Brown Group PLC	14,431	59,434
Nutrisystem, Inc.	2,737	152,588

		212,022
Life Sciences Tools & Services - 0.2%
Crown Bioscience International*	8,000	11,763
Personal Products - 6.1%
Herbalife, Ltd.*,#	3,435	228,462
Medifast, Inc.	1,004	42,861
USANA Health Sciences, Inc.*	1,091	62,296

		333,619
Pharmaceuticals - 20.6%
Novo Nordisk A/S - Class B	25,930	1,102,127
Oramed Pharmaceuticals, Inc.*	781	6,303
VIVUS, Inc.*	9,254	11,012

		1,119,442
Specialty Retail - 0.8%
Cato Corp. - Class A	2,155	36,657

	Shares	Value

Common Stocks - (continued)
Specialty Retail - (continued)
Destination XL Group, Inc.*	4,351	$8,702

		45,359

Total Common Stocks (cost $5,255,770)		5,457,165

Investment Companies - 2.1%
Investments Purchased with Cash Collateral from Securities Lending - 2.1%
Janus Cash Collateral Fund LLC, 0.9061% ºº,£		111,387	111,387
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund		1,182	1,182

Total Investment Companies (cost $112,569)			112,569

Total Investments (total cost $5,368,339) - 102.2%			5,569,734

Liabilities, net of Cash, Receivables and Other Assets - (2.2%)			(119,248)

Net Assets - 100%			$5,450,486

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,740,412	49.2%
Denmark	1,102,127	19.8
Germany	1,071,015	19.2
New Zealand	252,655	4.5
Japan	162,686	2.9
China	69,284	1.2
United Kingdom	59,434	1.1
Switzerland	49,454	0.9
Taiwan, Province Of China	44,400	0.8
Israel	9,747	0.2
France	8,520	0.2
Total	$5,569,734	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2017.
ºº	Rate shown is the 7-day yield as of July 31, 2017.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2017. Unless otherwise indicated, all information in the table is for the period ended July 31, 2017.

Share Balance at 10/31/16	Purchases	Sales	Share Balance at 7/31/17	Realized Gain/(Loss)	Dividend Income	Value at 7/31/17
Janus Cash Collateral Fund LLC	-	765,547	(654,160)	111,387	$-	$3,672(1)	$111,387
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary

Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$5,457,165	$—	$—
Investment Companies	—	112,569	—

Total Assets	$5,457,165	$112,569	$—

Organization and Significant Accounting Policies

The Obesity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (“Underlying Index”) which is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including biotechnology, pharmaceutical, health care and medical device companies whose business is focused on obesity and obesity related disease including diabetes, high blood pressure, cholesterol, heart disease, stroke, and sleep apnea, and companies focused on weight loss programs, weight loss supplements, or plus sized apparel. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings.

Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$5,376,933	$369,988	$(177,187)	$192,801

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On March 17, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Organics ETF

Schedule of Investments (unaudited)

July 31, 2017

	Shares	Value

Common Stocks - 100.0%
Chemicals - 23.6%
Century Sunshine Group Holdings, Ltd.*	2,595,000	$89,710
Chr Hansen Holding A/S	30,034	2,409,329
Treatt PLC	49,701	328,927

		2,827,966
Food & Staples Retailing - 30.8%
Natural Grocers by Vitamin Cottage, Inc.*	8,835	77,836
Sprouts Farmers Market, Inc.*	21,888	526,844
United Natural Foods, Inc.*	14,485	558,107
Village Super Market, Inc. - Class A	7,801	192,919
Whole Foods Market, Inc.	55,894	2,334,134

		3,689,840
Food Products - 30.6%
Amira Nature Foods, Ltd.*,#	9,508	59,045
Amplify Snack Brands, Inc.*,#	32,192	336,728
Ariake Japan Co., Ltd.	7,700	551,219
Bellamy's Australia, Ltd.	67,175	378,086
China Shengmu Organic Milk, Ltd.*	115,000	21,203
Freedom Foods Group, Ltd.	83,361	290,164
Hain Celestial Group, Inc.*	13,196	589,993
Ichitan Group PCL	327,600	75,805
Rock Field Co., Ltd.	16,900	285,401
SunOpta, Inc.*	54,042	513,399
Wessanen	32,580	572,336

		3,673,379
Personal Products - 9.5%
Blackmores, Ltd.	7,172	506,730
HS Vital Co., Ltd.*	6,723	49,865
Nature's Sunshine Products, Inc.	14,478	183,147
Nutraceutical International Corp.	7,899	330,178
Sagittarius Life Science Corp.	19,206	65,514

		1,135,434
Specialty Retail - 5.5%
DavidsTea, Inc.*,#	8,640	51,840
L'Occitane International SA	234,000	542,294
Naturhouse Health SAU	14,936	73,274

		667,408

Total Common Stocks (cost $11,199,011)		11,994,027

Investment Companies - 2.1%
Investments Purchased with Cash Collateral from Securities Lending - 2.1%
Janus Cash Collateral Fund LLC, 0.9061% ºº, £	251,583	251,583
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund	1,147	1,147

Total Investments Companies (cost $252,730)		252,730

Total Investments (total cost $11,451,741) - 102.1%		12,246,757

Liabilities, net of Cash, Receivables and Other Assets - (2.1%)		(253,397)

Net Assets - 100%		$11,993,360

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,382,616	44.0%
Denmark	2,409,329	19.7
Australia	1,174,980	9.6
Japan	836,620	6.8
Netherlands	572,336	4.7
Canada	565,239	4.6
Luxembourg	542,294	4.4
United Kingdom	328,927	2.7
Hong Kong	89,710	0.7
Thailand	75,805	0.6
Spain	73,274	0.6

Taiwan, Province Of China	65,514	0.5
United Arab Emirates	59,045	0.5
South Korea	49,865	0.4
China	21,203	0.2
Total	$12,246,757	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PCL	Public Company Limited
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2017.
ºº	Rate reflects 7 day yield as of July 31, 2017.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2017. Unless otherwise indicated, all information in the table is for the period ended July 31, 2017.

Share Balance at 10/31/16	Purchases	Sales	Share Balance at 7/31/17	Realized Gain/(Loss)	Dividend Income	Value at 7/31/17
Janus Cash Collateral Fund LLC	-	738,487	(486,904)	251,583	$-	$7,363(1)	$251,583
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2017.
Valuation Inputs Summary
Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$11,994,027	$—	$—
Investment Companies	—	252,730	—

Total Assets	$11,994,027	$252,730	$—

Organization and Significant Accounting Policies

The Organics ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$11,469,514	$887,662	$(110,419)	$777,243

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the Investment Company Act of 1940 Act, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Fund’s Board of Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Fund shareholders for approval.

On April 18, 2017, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

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Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Detroit Street Trust

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: September 29, 2017

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Detroit Street Trust

(Principal Accounting Officer and Principal Financial Officer)

Date: September 29, 2017